COMPERHENSIVE INCOME (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (5,048)
Other comprehensive income (loss) before reclassifications	(1,506)
Amounts reclassified from accumulated other comprehensive income	121
Net current-period other comprehensive income (loss)	(1,385)	$ 1,051
Ending balance	(6,433)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(5,048)
Other comprehensive income (loss) before reclassifications	(1,653)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	(1,653)
Ending balance	(6,701)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance
Other comprehensive income (loss) before reclassifications	147
Amounts reclassified from accumulated other comprehensive income	121
Net current-period other comprehensive income (loss)	268
Ending balance	$ 268